Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances

Components of changes in non-cash working capital balances are as follows:

	2017	2016
Accounts receivable	$(41,309)	$11,688
Inventory	(3,902)	(429)
Accounts payable and accrued liabilities	(30,158)	(3,136)
	$(75,369)	$8,123
Pertaining to:
Operations	$(67,380)	$17,133
Investments	$(7,989)	$(9,010)

Components of Accounts Receivable	The components of accounts receivable are as follows:
	2017	2016
Trade	$178,433	$150,142
Accrued trade	91,708	87,685
Prepaids and other	52,444	55,855
	$322,585	$293,682

Disclosure Of Trade And Other Current Liabilities Explanatory

The components of accounts payable and accrued liabilities are as follows:

	2017	2016
Accounts payable	$87,436	$73,239
Accrued liabilities:
Payroll	58,550	59,595
Other	63,639	107,902
	$209,625	$240,736

Summary of Operating and General and Administrative Expenses

The following table presents operating and general and administrative expenses by nature:

	2017	2016
Wages, salaries and benefits	$580,482	$463,113
Purchased materials, supplies and services	433,827	275,840
Share-based compensation	1,934	36,205
	$1,016,243	$775,158
Allocated to:
Operating expense	$926,171	$661,715
General and administrative	90,072	107,689
Restructuring	—	5,754
	$1,016,243	$775,158